Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001	¥ 24,674
Residential condominiums under development	56,156	¥ 55,860
Finished goods	69,857	59,835
Write-down on residential condominiums under development	863	703	¥ 936
Capitalized interest costs primarily related to specific environment and energy business and long-term development projects	622	940	1,043
Advertising expense	16,480	20,650	26,083
Operating Lease, Liability	266,790
Other liabilities
Significant Accounting Policies [Line Items]
Operating Lease, Liability	266,790
Finance Revenues
Significant Accounting Policies [Line Items]
Total revenues			14,148
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase in lease liabilities	284,867
Increase of finance revenues	19,953
Increase of revenues of operating leases	24,157
Increase of costs of operating leases	24,159
Increase of other (income) and expense	19,952
Accounting Standards Update 2016-13
Significant Accounting Policies [Line Items]
Increase in allowance for credit losses for financial assets	32,000
Increase in other liabilities	29,000
Decrease in retained earnings	44,000
Investment in operating leases
Significant Accounting Policies [Line Items]
Right of use assets in investment in operating leases	121,553
Increase in right of use assets	¥ 134,345
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	5 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Asset
Significant Accounting Policies [Line Items]
Estimated average useful lives	32 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	9 years
Office facilities subject to operating lease | Other Investments
Significant Accounting Policies [Line Items]
Operating Lease, Liability	¥ 75,381
Office facilities subject to operating lease | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase (decrease) In right of use assets in office facilities	75,805
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	27,147	28,133	25,444
Accumulated depreciation	105,433	102,185
Right of use assets in property under facility operations	73,226
Property under Facility Operations | Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Increase (decrease) in right of use assets in property under facility operations	77,989
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	7,714	4,912	¥ 5,131
Accumulated depreciation	¥ 68,117	¥ 54,499
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	30 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	20 years